Taxation (Deferred Income Tax) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets, current
Accruals	$ 40,000	$ 74,000
Accrued payroll	370,000	30,000
Other differences	70,000	40,000
Total current deferred income tax assets	480,000	144,000
Less: Valuation allowance	(480,000)	(144,000)
Net current deferred income tax assets	0	0
Deferred income tax assets, non-current
Equity investment	0	232,000
Net operating loss carry forwards	907,000	757,000
Other differences	34,000	18,000
Total non-current deferred income tax assets	941,000	1,007,000
Less: Valuation allowance, non-current	(941,000)	(1,007,000)
Net non-current deferred income tax assets	0	0
Deferred income tax liabilities, current
Prepaid customer acquisition costs	0	103,000
Total current deferred income tax liabilities	0	103,000
Deferred income tax liabilities, non-current
Intangible assets from business combination	1,910,000	0
Total non-current deferred income tax liabilities	$ 1,910,000	$ 0